Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	[2]	Dec. 31, 2023	[2]
Cash and cash equivalents [abstract]
Long-term debt	[1]	€ 13,200	€ 11,791
Short-term debt and current portion of long-term debt	[1]	7,309	4,209
Interest rate and currency derivatives used to manage debt		10	137
Total debt		20,519	16,137
Cash and cash equivalents	[1]	(15,359)	(7,441)	€ (6,795)		€ (8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(58)	76
Net debt	[3]	5,102	8,772
Lease liabilities		€ 1,776	€ 1,906

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024.